3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Policies
Accounts Receivable

Accounts Receivable

  Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectible accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the Allowance for Doubtful Accounts when a balance is determined to be uncollectible.

	September 30,	December 31,
	2012	2011
	(Unaudited)
Accounts Receivable Gross	$8,957,000	$6,992,000
Allowance for Doubtful Accounts	(609,000)	(950,000)
Accounts Receivable Net	$8,348,000	$6,042,000

Inventory Valuation

Inventory Valuation

  Inventory at September 30, 2012 and 2011 was computed based on a “gross profit” method.

The Company valued inventory at December 31, 2011 at the lower of cost on a first-in-first-out basis or market.

Long-Lived and Intangible Assets

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

  Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of September 30, 2012 and December 31, 2011.

Credit and Concentration Risks

Credit and Concentration Risks

  There were three customers that represented 59.0% and 74.6% of total sales for the three months ended September 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	25.0	43.6
2	22.7	17.8
3	11.3	13.2

  There were two customers that represented 59.2% and 65.1% of total sales for the nine months ended September 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	30.9	46.4
2	28.3	18.7

There were four customers that represented 63.3% of gross accounts receivable at September 30, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	September	December
	2012	2011
	(Unaudited)
1	20.5	12.9
2	16.9	26.2
3	14.4	18.3
4	11.5	13.3
5	*	11.5

* Customer was less than 10% of receivables at September 30, 2012

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

Substantially all of the workforce at AIM is subject to a union contract with the United Service Workers Union TUJAT Local 355 (the "Union").  The contract expires on December 31, 2015.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.  The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	September 30,	September 30,
	2012	2011
Stock Options	15,548	291,428
Warrants	250	19,865

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

The Company recorded expenses of $45,000 and $41,000 for the three months ended September 30, 2012 and 2011, respectively and expenses of $88,000 and $101,000 for the nine months ended September 30, 2012 and 2011, respectively, in its consolidated statement of operations. These expenses are included as a component of general and administrative expense.

Goodwill

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $453,000 is comprised of $291,000 that relates to the acquisition of Welding and $162,000 that relates to the acquisition of NTW. Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  The Company has determined that there has been no impairment of goodwill at September 30, 2012 and December 31, 2011.

Subsequent Events	Subsequent Events Management has evaluated subsequent events through October 26, 2012, the date at which the financial statements were available to be issued.